Commitments and Contingencies (Details) - USD ($)				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 29, 2026	Aug. 17, 2026	Nov. 04, 2024	Dec. 31, 2024	Sep. 30, 2026	Dec. 31, 2025
Commitments and Contingencies (Details) [Line Items]
Share price (in Dollars per share)					$ 10
Deferred fee				$ 6,037,500	$ 6,037,500	$ 6,037,500
Beginning initial public offering days					180 days
Aggregate purchase price				6,483,750		0
Cash fee				$ 1,237,201	$ 172,928	772,506
Legal fees						13,470
Advisory fees						10,000
Fees payments						9,440
Accrued fees						$ 14,030
PIPE Subscription Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price per share (in Dollars per share)					$ 10
Aggregate purchase price					$ 31,250,000
Incentive founder shares (in Shares)					980,012
PIPE Subscription Agreements [Member] | Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Convert into aggregate shares (in Shares)					412,648
PIPE Subscription Agreements [Member] | William Zachre Wyatt [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase price					$ 5,000,000
PIPE Subscription Agreements [Member] | Anthony James Vinciquerra [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase price					$ 1,000,000
Donerail Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Estimated grant-date fair value of the award	$ 6,480,000
Legal fees	75,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters option period from the date of initial public offering					45 days	45 days
Number of units purchased (in Shares)			2,250,000		2,250,000
Share price (in Dollars per share)			$ 10
Percentage of underwriting discount					2.00%	2.00%
Aggregate amount					$ 3,450,000	$ 3,450,000
Percentage of gross offering proceeds payable					3.50%	3.50%
Deferred fee					$ 6,037,500
Deferred underwriting fees		$ 2,000,000
Purchase amount (in Shares)						2,250,000
Gross offering proceeds payable						$ 6,037,500
Consummation Business Combination [Member] | Donerail Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Cash fee	$ 350,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price per share (in Dollars per share)			$ 10.05
Common Class A [Member]
Commitments and Contingencies (Details) [Line Items]
Expressed interest non-redemption arrangement (in Shares)				748,375	748,375	748,375
Ordinary share (in Shares)				748,375	748,375	748,375
Common Class A [Member] | Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Incentive founder shares (in Shares)				648,375
Common Class A [Member] | PIPE Subscription Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Expressed interest non-redemption arrangement (in Shares)					1,409,091
Common Class A [Member] | Donerail Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Sponsor shares (in Shares)	599,166
Common Class A [Member] | IPO [Member] | Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Representative shares (in Shares)					100,000	100,000
Common Class B [Member]
Commitments and Contingencies (Details) [Line Items]
Expressed interest non-redemption arrangement (in Shares)				6,118,000	6,118,000	6,118,000
Ordinary share (in Shares)	1			6,118,000	6,118,000	6,118,000
Common Class B [Member] | Donerail Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary share (in Shares)	1